Shareholders' Equity (RSUs Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses	$ 6,158,000	$ 7,363,000	$ 8,482,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/units granted	324,924
Unrecognized compensation costs related to the RSUs	9,500,000
Unrecognized compensation costs related to the RSUs, period for recognition	1 year 2 months 19 days
Compensation expenses	$ 5,300,000	$ 4,100,000
Aggregate intrinsic value of RSUs granted	$ 6,004.00	$ 6,600.00	$ 6,942.00
Employees And Non-Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/units granted	264,909
Each Of Four Anniversaries [Member] | Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/units granted	11,365
Vesting percentage	25.00%
Share Based Compensation Arrangement By Share Based Payment Award Vest Number Installments During Vesting Period	4
First Anniversary [Member] | Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/units granted	48,650
Vesting percentage	100.00%
Second Anniversary [Member] | Employees And Non-Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Third Anniversary [Member] | Employees And Non-Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Fourth Anniversary [Member] | Employees And Non-Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%